Insurance Contracts - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Insurance contract liabilities	$ 167,366	$ 154,710
Bottom of range
Disclosure of analysis of insurance revenue [line items]
Margin	5.00%
Confidence Level	85.00%
Top of range
Disclosure of analysis of insurance revenue [line items]
Margin	20.00%
Confidence Level	90.00%